Expenses from Continuing Operations - Schedule of Consultants and Professional Services (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consultants and professional services
Taxation advisors	$ (20,356)	$ (21,125)
Strategy advisors	(96,000)	(97,700)
Legal fees	(2,731,486)	(562,427)
Accounting fees	(281,215)	(92,155)
Government affairs	(48,000)
General	(1,312,675)	(198,603)
Total consultants and professional services	$ (4,489,732)	$ (972,010)